CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2017	2018
	in USD thousands

Cash on hand and in bank	3,960	2,329
Short-term bank deposits	1,150	1,075
	5,110	3,404

The short-term bank deposits included in cash and cash equivalents bear interest at annual rate of 0.15%. The carrying amount of cash and cash equivalents approximates their fair value, since they bear interest at rates similar to prevailing market interest rates.